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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

1.    Name and address of issuer:  The Sage Variable Annuity Account A
                                   Sage Life Assurance of America, Inc.
                                   300 Atlantic Street, Suite 302
                                   Stamford, CT 06901

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                                      [ X ]

3.    Investment Company Act File Number: 811 - 08581

      Securities Act File Number:     333 - 43329
                                      333 - 44751
                                      333 - 63110
                                      333 - 63428
                                      333 - 63536
                                      333 - 62836

4.    (a)   Last day of fiscal year for which this Form is filed: December 31,
            2002

      (b) Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the Issuer's fiscal year). [ ]

      (c) Check box if this is the last time the issuer will be filing this form. [ ]

5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during the fiscal
            year pursuant to section 24(f):                          $91,536,273



      (ii)  Aggregate price of securities redeemed or
            repurchased during the fiscal year:         $17,767,580

      (iii) Aggregate price of securities redeemed or
            repurchased during any prior fiscal year
            ending no earlier than October 11, 1995
            that were not previously used to reduce
            registration fees payable to the
            Commission:                                 $   0

      (iv)  Total available redemption credits [add items 5(ii)
            and 5(iii):                                              $17,767,580


      (v)   Net sales - if item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item(i)]:                      $73,768,693
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      (vi)  Redemption credits available for use in
            future years - if Item 5(i) is less than
            Item 5(iv) [subtract Item 5(iv) from Item
            5(i)]:                                      $ 0

      (vii) Multiplier for determining registration fee:              x .0000809

      (viii)Registration fee due [multiply Item 5(v) by Item 5(vii)]:  $5,967.89

6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, than state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:

                                                        $ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                        $ 5,967.89

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 31, 2003

      CIK Number designated to receive payment:  0000776991

      Method of Delivery:

           [ X ]  Wire Transfer
           [   ]  Mail or other means


                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By    /s/ Gregory S. Gannon
            ---------------------
                Gregory S. Gannon
                Vice President and Controller


      Date March 31, 2003